                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                 OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09685

                         Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer High Yield Fund
		Schedule of Investments 1/31/16 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 11.5%
		Energy - 0.6%
		Oil & Gas Equipment & Services - 0.1%
2,170,000		SEACOR Holdings, Inc., 3.0%, 11/15/28	$1,339,975
		Integrated Oil & Gas - 0.0%+
3,423,887		American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$119,836
		Oil & Gas Exploration & Production - 0.5%
6,440,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$3,256,225
3,120,000		Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)	1,690,650
			$4,946,875
		Coal & Consumable Fuels - 0.0%+
4,705,000		Alpha Natural Resources, Inc., 3.75%, 12/15/17 (e)	$8,822
		Total Energy	$6,415,508
		Capital Goods - 1.1%
		Aerospace & Defense - 0.1%
1,150,000		The KEYW Holding Corp., 2.5%, 7/15/19	$784,156
		Construction & Engineering - 0.3%
3,150,000		Dycom Industries, Inc., 0.75%, 9/15/21 (144A)	$3,085,031
		Electrical Components & Equipment - 0.7%
10,874,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$5,498,166
3,725,000		SolarCity Corp., 1.625%, 11/1/19	2,453,844
			$7,952,010
		Total Capital Goods	$11,821,197
		Consumer Durables & Apparel - 1.0%
		Homebuilding - 0.5%
6,160,000		KB Home, 1.375%, 2/1/19	$5,328,400
		Housewares & Specialties - 0.5%
4,500,000		Jarden Corp., 1.125%, 3/15/34	$5,245,312
		Total Consumer Durables & Apparel	$10,573,712
		Consumer Services - 0.4%
		Specialized Consumer Services - 0.4%
2,710,000		Ascent Capital Group, Inc., 4.0%, 7/15/20	$1,548,088
2,195,000		Carriage Services, Inc., 2.75%, 3/15/21	2,443,309
			$3,991,397
		Total Consumer Services	$3,991,397
		Media - 0.4%
		Broadcasting - 0.4%
4,425,000		Liberty Media Corp., 1.375%, 10/15/23	$4,176,094
		Total Media	$4,176,094
		Retailing - 0.4%
		Internet Retail - 0.4%
4,455,000		Shutterfly, Inc., 0.25%, 5/15/18	$4,201,622
		Total Retailing	$4,201,622
		Health Care Equipment & Services - 1.3%
		Health Care Equipment - 0.7%
3,985,000		Insulet Corp., 2.0%, 6/15/19	$3,902,809
1,466,000		NuVasive, Inc., 2.75%, 7/1/17	1,787,604
2,610,000		Wright Medical Group, Inc., 2.0%, 2/15/20 (144A)	2,471,344
			$8,161,757
		Health Care Supplies - 0.6%
2,500,000		Alere, Inc., 3.0%, 5/15/16	$2,534,375
2,015,000		Endologix, Inc., 2.25%, 12/15/18	1,531,400
1,390,000		Endologix, Inc., 3.25%, 11/1/20	1,226,675
935,000		Quidel Corp., 3.25%, 12/15/20	826,306
			$6,118,756
		Total Health Care Equipment & Services	$14,280,513
		Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
		Biotechnology - 1.7%
1,920,000		BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	$2,118,000
3,380,000		Cepheid, 1.25%, 2/1/21	2,828,638
4,660,000		Emergent BioSolutions, Inc., 2.875%, 1/15/21	6,058,000
1,420,000		Immunomedics, Inc., 4.75%, 2/15/20 (144A)	969,150
2,520,000		Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22 (144A)	2,102,625
4,538,000		PDL BioPharma, Inc., 4.0%, 2/1/18	3,664,435
			$17,740,848
		Pharmaceuticals - 1.2%
3,725,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)	$3,457,266
7,215,000		Innoviva, Inc., 2.125%, 1/15/23	4,951,294
2,050,000		Jazz Investments I, Ltd., 1.875%, 8/15/21	2,084,594
2,455,000		The Medicines Co., 2.5%, 1/15/22	2,915,312
			$13,408,466
		Total Pharmaceuticals, Biotechnology & Life Sciences	$31,149,314
		Software & Services - 2.8%
		Internet Software & Services - 1.1%
2,335,000		Twitter, Inc., 0.25%, 9/15/19	$1,996,425
2,885,000		WebMD Health Corp., 1.5%, 12/1/20	3,333,978
5,995,000		WebMD Health Corp., 2.5%, 1/31/18	6,197,331
			$11,527,734
		Data Processing & Outsourced Services - 0.5%
6,345,000		Cardtronics, Inc., 1.0%, 12/1/20	$5,694,638
		Application Software - 1.1%
2,335,000		Citrix Systems, Inc., 0.5%, 4/15/19	$2,460,506
5,130,000		Mentor Graphics Corp., 4.0%, 4/1/31	5,277,488
1,431,000		Nuance Communications, Inc., 1.0%, 12/15/35 (144A)	1,288,794
1,301,000		Nuance Communications, Inc., 1.5%, 11/1/35	1,314,823
1,935,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19	1,839,459
			$12,181,070
		Systems Software - 0.1%
595,000		FireEye, Inc., 1.0%, 6/1/35 (144A)	$487,900
595,000		FireEye, Inc., 1.625%, 6/1/35 (144A)	454,059
			$941,959
		Total Software & Services	$30,345,401
		Technology Hardware & Equipment - 0.2%
		Communications Equipment - 0.2%
2,595,000		Brocade Communications Systems, Inc., 1.375%, 1/1/20 (144A)	$2,406,862
		Total Technology Hardware & Equipment	$2,406,862
		Semiconductors & Semiconductor Equipment - 0.4%
		Semiconductors - 0.4%
4,480,000		ON Semiconductor Corp., 1.0%, 12/1/20 (144A)	$3,953,600
		Total Semiconductors & Semiconductor Equipment	$3,953,600
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $148,846,807)	$123,315,220

		PREFERRED STOCKS - 1.7%
		Transportation - 0.2%
		Air Freight & Logistics - 0.2%
4,940		CEVA Group Plc, 12/31/14 (g) +	$2,223,022
		Total Transportation	$2,223,022
		Banks - 0.6%
		Diversified Banks - 0.6%
254,317	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$6,935,225
		Total Banks	$6,935,225
		Diversified Financials - 0.9%
		Consumer Finance - 0.9%
358,975	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$9,135,914
		Investment Banking & Brokerage - 0.0%+
2,001	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$52,006
		Total Diversified Financials	$9,187,920
		Insurance - 0.0%+
		Reinsurance - 0.0%+
33,500		Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (d)(f)	$83,750
		Total Insurance	$83,750
		TOTAL PREFERRED STOCKS
		(Cost $20,209,003)	$18,429,917

		CONVERTIBLE PREFERRED STOCKS - 1.9%
		Energy - 0.0%+
		Oil & Gas Exploration & Production - 0.0%+
715		Halcon Resources Corp., (Perpetual) (g)	$12,512
33,162		SandRidge Energy, Inc., 7.0% (Perpetual)	41,452
			$53,964
		Total Energy	$53,964
		Consumer Durables & Apparel - 1.2%
		Home Furnishings - 1.2%
143,000		Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)	$13,048,750
		Total Consumer Durables & Apparel	$13,048,750
		Health Care Equipment & Services - 0.4%
		Health Care Supplies - 0.3%
10,508		Alere, Inc., 3.0% (Perpetual)	$2,702,658
		Health Care Services - 0.0%+
742		BioScrip, Inc., (Perpetual) (c)(g)	$56,706
		Health Care Facilities - 0.1%
1,725		Kindred Healthcare, Inc., 7.5%, 12/1/17	$1,279,950
		Total Health Care Equipment & Services	$4,039,314
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Pharmaceuticals - 0.1%
1,400		Allergan plc, 5.5%, 3/1/18	$1,327,606
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,327,606
		Banks - 0.2%
		Diversified Banks - 0.2%
2,000		Wells Fargo & Co., 7.5% (Perpetual)	$2,344,000
		Total Banks	$2,344,000
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $21,982,708)	$20,813,634
Shares
		COMMON STOCKS - 6.7%
		Energy - 0.3%
		Oil & Gas Exploration & Production - 0.1%
460,336		Halcon Resources Corp.	$253,185
137,800		Marathon Oil Corp.	1,340,794
62,696		SandRidge Energy, Inc. *	2,132
			$1,596,111
		Oil & Gas Refining & Marketing - 0.2%
39,932		Marathon Petroleum Corp. *	$1,668,758
		Total Energy	$3,264,869
		Materials - 0.6%
		Commodity Chemicals - 0.6%
127,734		Axiall Corp.	$2,290,271
51,171		LyondellBasell Industries NV	3,989,803
			$6,280,074
		Total Materials	$6,280,074
		Capital Goods - 0.5%
		Aerospace & Defense - 0.1%
12,090		Orbital ATK, Inc.	$1,090,881
		Electrical Components & Equipment - 0.0%+
23,747		General Cable Corp.	$278,315
		Construction & Farm Machinery & Heavy Trucks - 0.2%
482,433		Commercial Vehicle Group, Inc. *	$1,495,542
36,133		Joy Global, Inc.	360,246
			$1,855,788
		Industrial Machinery - 0.2%
131,756		Kennametal, Inc.	$2,332,081
73,714		Liberty Tire Recycling LLC (c)	737
			$2,332,818
		Total Capital Goods	$5,557,802
		Commercial Services & Supplies - 0.0%+
		Diversified Support Services - 0.0%+
53		IAP Worldwide Services, Inc.	$106,030
		Total Commercial Services & Supplies	$106,030
		Transportation - 0.4%
		Air Freight & Logistics - 0.1%
2,282		CEVA Group Plc *	$1,026,927
		Airlines - 0.3%
71,207		United Continental Holdings, Inc. *	$3,437,874
		Total Transportation	$4,464,801
		Automobiles & Components - 0.8%
		Automobile Manufacturers - 0.8%
672,421		Ford Motor Co.	$8,028,707
		Total Automobiles & Components	$8,028,707
		Consumer Services - 0.4%
		Restaurants - 0.4%
58,543		Starbucks Corp.	$3,557,658
		Education Services - 0.0%+
13,966		Cengage Learning Holdings II, Inc.	$272,337
		Total Consumer Services	$3,829,995
		Health Care Equipment & Services - 0.7%
		Health Care Services - 0.0%+
255,259		BioScrip, Inc. *	$456,914
		Managed Health Care - 0.7%
29,704		Aetna, Inc.	$3,025,055
32,251		Cigna Corp.	4,308,734
			$7,333,789
		Total Health Care Equipment & Services	$7,790,703
		Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
		Pharmaceuticals - 0.2%
47,724		Mylan NV	$2,514,578
		Life Sciences Tools & Services - 0.8%
14,198		Bio-Rad Laboratories, Inc. *	$1,811,807
47,737		Thermo Fisher Scientific, Inc.	6,304,148
			$8,115,955
		Total Pharmaceuticals, Biotechnology & Life Sciences	$10,630,533
		Banks - 0.1%
		Diversified Banks - 0.1%
19,287		JPMorgan Chase & Co.	$1,147,576
		Total Banks	$1,147,576
		Diversified Financials - 0.1%
		Consumer Finance - 0.1%
14,940		Capital One Financial Corp.	$980,363
		Total Diversified Financials	$980,363
		Real Estate - 0.9%
		Specialized REIT - 0.2%
117,160		Communications Sales & Leasing, Inc.	$2,250,644
		Real Estate Operating Companies - 0.7%
378,545		Forest City Enterprises, Inc. *	$7,457,336
		Total Real Estate	$9,707,980
		Technology Hardware & Equipment - 0.9%
		Computer Storage & Peripherals - 0.2%
103,800		EMC Corp.	$2,571,126
		Computer Hardware Storage & Peripherals - 0.4%
171,011		NCR Corp. *	$3,649,375
		Electronic Manufacturing Services - 0.3%
54,309		TE Connectivity, Ltd.	$3,104,302
		Total Technology Hardware & Equipment	$9,324,803
		Telecommunication Services - 0.0%+
		Integrated Telecommunication Services - 0.0%+
87,633		Windstream Holdings, Inc.	$505,642
		Total Telecommunication Services	$505,642
		TOTAL COMMON STOCKS
		(Cost $64,466,631)	$71,619,878
Principal Amount ($)
		ASSET BACKED SECURITIES - 0.1%
		Consumer Services - 0.0%+
		Hotels, Resorts & Cruise Lines - 0.0%+
212,109		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	$212,065
		Total Consumer Services	$212,065
		Banks - 0.1%
		Thrifts & Mortgage Finance - 0.1%
999,619		VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)	$959,638
		Total Banks	$959,638
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,192,954)	$1,171,703

		COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
		Banks - 2.7%
		Thrifts & Mortgage Finance - 2.7%
2,000,000	6.17	Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51	$1,990,569
1,150,000	5.72	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40 (144A)	1,117,564
1,475,000	5.03	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	1,430,239
2,500,000	3.21	Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)	1,549,583
2,750,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	2,655,941
1,200,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	1,105,047
2,650,000	3.92	COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)	2,620,269
3,000,000	5.13	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	2,908,457
611,869		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	482,239
2,513,900	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53	2,362,401
2,000,000	4.94	GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39	1,911,335
740,011		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	728,171
3,000,000	4.10	JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)	2,169,643
1,350,000	4.19	JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)	1,161,110
4,270,000	4.03	JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	4,195,688
400,000	5.58	Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)	400,043
			$28,788,299
		Total Banks	$28,788,299
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $29,793,953)	$28,788,299

		CORPORATE BONDS - 61.8%
		Energy - 6.5%
		Oil & Gas Equipment & Services - 0.5%
4,500,000		Archrock Partners LP, 6.0%, 10/1/22	$3,375,000
1,850,000		Archrock Partners LP, 6.0%, 4/1/21	1,378,250
1,375,000		Key Energy Services, Inc., 6.75%, 3/1/21	220,000
			$4,973,250
		Oil & Gas Exploration & Production - 3.4%
2,360,000		Antero Resources Corp., 6.0%, 12/1/20	$2,065,000
1,595,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	1,240,112
2,945,000		Chaparral Energy, Inc., 8.25%, 9/1/21	500,650
3,756,000		Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	1,605,690
668,000		Comstock Resources, Inc., 9.5%, 6/15/20	78,490
3,675,000		Concho Resources, Inc., 5.5%, 4/1/23	3,333,188
4,545,000		Denbury Resources, Inc., 5.5%, 5/1/22	1,590,750
4,645,000		EP Energy LLC, 9.375%, 5/1/20	1,974,125
5,205,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	286,275
7,615,000		Gulfport Energy Corp., 7.75%, 11/1/20	6,701,200
2,185,000		Halcon Resources Corp., 12.0%, 2/15/22 (144A)	1,267,300
2,470,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)	1,932,775
4,975,000		Legacy Reserves LP, 6.625%, 12/1/21	1,019,875
4,997,000		Linn Energy LLC, 12.0%, 12/15/20 (144A)	1,773,935
2,640,000		Linn Energy LLC, 6.25%, 11/1/19	330,000
220,000		Linn Energy LLC, 7.75%, 2/1/21	26,400
2,190,000		Midstates Petroleum Co., Inc., 9.25%, 6/1/21	98,550
2,240,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	1,254,400
4,860,000		PDC Energy, Inc., 7.75%, 10/15/22	4,617,000
2,860,000		Penn Virginia Corp., 7.25%, 4/15/19	386,100
4,480,000		Penn Virginia Corp., 8.5%, 5/1/20	728,000
800,000		Sanchez Energy Corp., 6.125%, 1/15/23	320,000
2,375,000		Sanchez Energy Corp., 7.75%, 6/15/21	985,625
5,170,000		Swift Energy Co., 7.875%, 3/1/22 (e)	381,288
3,200,000		Vanguard Natural Resources LLC, 7.875%, 4/1/20	504,000
1,850,000		WPX Energy, Inc., 7.5%, 8/1/20	1,161,985
670,000		WPX Energy, Inc., 8.25%, 8/1/23	428,800
			$36,591,513
		Oil & Gas Refining & Marketing - 0.8%
6,525,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$4,698,000
4,695,000		Tesoro Corp., 5.375%, 10/1/22	4,524,806
			$9,222,806
		Oil & Gas Storage & Transportation - 1.7%
4,810,000		Crestwood Midstream Partners LP, 6.125%, 3/1/22	$2,898,025
2,200,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)	1,336,500
3,220,000		Global Partners LP, 7.0%, 6/15/23	2,318,400
3,800,000		ONEOK, Inc., 7.5%, 9/1/23	3,087,500
6,775,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	6,199,125
2,900,000		Targa Resources Partners LP, 4.25%, 11/15/23	2,117,000
			$17,956,550
		Coal & Consumable Fuels - 0.1%
4,170,000		James River Coal Co., 7.875%, 4/1/19 (e)	$93,825
2,250,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	1,276,875
			$1,370,700
		Total Energy	$70,114,819
		Materials - 5.9%
		Commodity Chemicals - 1.0%
1,220,000		Hexion, Inc., 6.625%, 4/15/20	$945,500
1,567,000		Hexion, Inc., 8.875%, 2/1/18	1,065,560
2,445,000		Hexion, Inc., 9.0%, 11/15/20	929,100
1,750,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	1,452,500
5,195,000		Tronox Finance LLC, 6.375%, 8/15/20	3,207,912
4,560,000		Tronox Finance LLC, 7.5%, 3/15/22 (144A)	2,747,400
			$10,347,972
		Diversified Chemicals - 0.1%
580,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$626,400
580,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	623,500
			$1,249,900
		Metal & Glass Containers - 3.8%
3,975,357		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	$3,657,328
3,350,000		Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)	3,174,125
758,824		Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	718,985
7,100,000		Ball Corp., 5.25%, 7/1/25	7,295,250
13,120,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	14,038,400
7,495,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	7,232,675
4,565,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19	4,462,288
			$40,579,051
		Diversified Metals & Mining - 0.1%
1,595,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	$1,244,100
		Gold - 0.3%
5,580,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$3,536,325
		Steel - 0.4%
3,375,000		Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$2,430,000
2,855,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	2,126,975
			$4,556,975
		Paper Products - 0.2%
2,845,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	$1,820,800
		Total Materials	$63,335,123
		Capital Goods - 3.0%
		Aerospace & Defense - 0.2%
2,880,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$2,520,000
		Building Products - 0.2%
1,750,000		Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,754,375
		Construction & Engineering - 0.8%
3,210,000		AECOM, 5.875%, 10/15/24	$3,197,962
5,795,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	5,737,050
			$8,935,012
		Industrial Conglomerates - 0.4%
4,030,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$4,150,900
		Industrial Machinery - 0.5%
4,901,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$3,553,225
1,550,257		Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (c)	992,164
945,000		Xerium Technologies, Inc., 8.875%, 6/15/18	917,831
			$5,463,220
		Trading Companies & Distributors - 0.9%
5,200,000		Rexel SA, 5.25%, 6/15/20 (144A)	$5,122,000
2,000,000		United Rentals North America, Inc., 5.75%, 11/15/24	1,845,000
2,695,000		WESCO Distribution, Inc., 5.375%, 12/15/21	2,519,825
			$9,486,825
		Total Capital Goods	$32,310,332
		Commercial Services & Supplies - 0.8%
		Environmental & Facilities Services - 0.2%
2,000,000		Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$1,960,000
		Diversified Support Services - 0.6%
1,800,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	$1,602,000
3,695,000		The GEO Group, Inc., 5.875%, 10/15/24	3,556,438
2,165,000		TMS International Corp., 7.625%, 10/15/21 (144A)	1,672,462
			$6,830,900
		Total Commercial Services & Supplies	$8,790,900
		Transportation - 1.2%
		Airlines - 0.4%
1,920,000		Air Canada, 5.00%, 3/15/20 (144A)	$1,771,200
2,950,000		Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	2,286,250
			$4,057,450
		Railroads - 0.4%
4,250,000		Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	$3,888,750
		Trucking - 0.2%
3,500,000		syncreon Group BV, 8.625%, 11/1/21 (144A)	$2,712,500
		Airport Services - 0.2%
1,700,000		Aguila 3 SA, 7.875%, 1/31/18 (144A)	$1,727,625
		Total Transportation	$12,386,325
		Consumer Durables & Apparel - 4.3%
		Homebuilding - 4.0%
2,540,000		CalAtlantic Group, Inc., 5.375%, 10/1/22	$2,559,050
6,975,000		CalAtlantic Group, Inc., 6.25%, 12/15/21	7,358,625
4,345,000		DR Horton, Inc., 5.75%, 8/15/23	4,573,112
8,375,000		KB Home, 7.0%, 12/15/21	7,872,500
4,150,000		Lennar Corp., 4.5%, 6/15/19	4,253,750
7,930,000		Lennar Corp., 4.75%, 11/15/22	7,731,750
3,660,000		Meritage Homes Corp., 7.0%, 4/1/22	3,751,500
1,800,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	1,800,000
3,195,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)	2,987,325
			$42,887,612
		Textiles - 0.3%
2,920,000		Springs Industries, Inc., 6.25%, 6/1/21	$2,876,200
		Total Consumer Durables & Apparel	$45,763,812
		Consumer Services - 2.1%
		Casinos & Gaming - 1.0%
457,473		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)	$2,287
14,265,000		Scientific Games International, Inc., 10.0%, 12/1/22	9,914,175
700,000		Scientific Games International, Inc., 6.25%, 9/1/20	332,500
			$10,248,962
		Hotels, Resorts & Cruise Lines - 0.9%
1,480,000		NCL Corp, Ltd., 4.625%, 11/15/20 (144A)	$1,439,300
2,750,000		NCL Corp., Ltd., 5.25%, 11/15/19 (144A)	2,763,750
1,680,000		Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	1,402,800
4,290,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	3,978,975
			$9,584,825
		Specialized Consumer Services - 0.2%
3,475,000		Constellis Holdings LLC, 9.75%, 5/15/20 (144A)	$2,658,375
		Total Consumer Services	$22,492,162
		Media - 3.6%
		Advertising - 0.3%
3,360,000		MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$3,330,600
		Broadcasting - 0.8%
6,170,000		Gannett Co., Inc., 6.375%, 10/15/23	$6,509,350
2,050,000		Quebecor Media, Inc., 5.75%, 1/15/23	2,062,812
			$8,572,162
		Cable & Satellite - 2.0%
9,250,000		CCO Holdings LLC, 6.5%, 4/30/21	$9,648,860
1,670,000		Neptune Finco Corp., 6.625%, 10/15/25 (144A)	1,732,625
1,575,000		Numericable-SFR SAS, 6.0%, 5/15/22 (144A)	1,551,375
9,050,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	9,117,875
			$22,050,735
		Movies & Entertainment - 0.3%
425,000		Regal Entertainment Group, 5.75%, 3/15/22	$427,656
2,895,000		Regal Entertainment Group, Inc., 5.75%, 2/1/25	2,793,675
			$3,221,331
		Publishing - 0.2%
1,675,000		Trader Corp., 9.875%, 8/15/18 (144A)	$1,733,625
		Total Media	$38,908,453
		Retailing - 1.3%
		Department Stores - 0.5%
2,710,000		Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)	$2,730,325
2,910,000		Dollar Tree, Inc., 5.75%, 3/1/23 (144A)	3,066,412
			$5,796,737
		Computer & Electronics Retail - 0.2%
2,590,000		Rent-A-Center, Inc., 6.625%, 11/15/20	$2,149,700
		Specialty Stores - 0.3%
4,010,000		Outerwall, Inc., 5.875%, 6/15/21	$3,177,925
		Automotive Retail - 0.3%
2,900,000		Asbury Automotive Group, Inc., 6.0%, 12/15/24 (144A)	$2,834,750
		Total Retailing	$13,959,112
		Food & Staples Retailing - 0.3%
		Food Distributors - 0.3%
3,635,000		KeHE Distributors LLC, 7.625%, 8/15/21 (144A)	$3,671,350
		Total Food & Staples Retailing	$3,671,350
		Food, Beverage & Tobacco - 2.8%
		Distillers & Vintners - 0.4%
4,100,000		Constellation Brands, Inc., 3.75%, 5/1/21	$4,122,550
		Agricultural Products - 0.3%
4,460,000		Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	$3,568,000
		Packaged Foods & Meats - 1.5%
1,710,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	$1,675,800
2,425,000		Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)	2,334,062
7,600,000		Post Holdings, Inc., 6.0%, 12/15/22 (144A)	7,543,000
1,775,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	1,856,828
750,000		Post Holdings, Inc., 7.75%, 3/15/24 (144A)	798,750
1,940,000		Post Holdings, Inc., 8.0%, 7/15/25 (144A)	2,085,500
			$16,293,940
		Tobacco - 0.6%
7,560,000		Alliance One International, Inc., 9.875%, 7/15/21	$5,991,300
		Total Food, Beverage & Tobacco	$29,975,790
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
1,245,000		Revlon Consumer Products Corp., 5.75%, 2/15/21	$1,213,875
		Total Household & Personal Products	$1,213,875
		Health Care Equipment & Services - 4.6%
		Health Care Services - 0.6%
3,675,000		BioScrip, Inc., 8.875%, 2/15/21	$2,930,812
3,055,000		Quintiles Transnational Corp., 4.875%, 5/15/23 (144A)	3,093,188
			$6,024,000
		Health Care Facilities - 3.2%
1,925,000		Centene Escrow Corp., 5.625%, 2/15/21 (144A)	$1,958,688
8,900,000		CHS, Inc., 8.0%, 11/15/19	8,833,250
13,850,000		HCA, Inc., 5.375%, 2/1/25	14,005,812
2,520,000		HealthSouth Corp., 5.75%, 9/15/25 (144A)	2,443,896
7,975,000		Kindred Healthcare Inc., 6.375%, 4/15/22	6,489,656
1,265,000		Universal Hospital Services, Inc., 7.625%, 8/15/20	1,113,200
			$34,844,502
		Managed Health Care - 0.7%
6,965,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$7,086,888
		Health Care Technology - 0.1%
1,400,000		MedAssets, Inc., 8.0%, 11/15/18	$1,433,460
		Total Health Care Equipment & Services	$49,388,850
		Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
		Pharmaceuticals - 1.4%
5,610,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$5,252,362
10,760,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	9,630,200
			$14,882,562
		Total Pharmaceuticals, Biotechnology & Life Sciences	$14,882,562
		Banks - 1.5%
		Diversified Banks - 1.5%
3,175,000	6.10	Bank of America Corp., Floating Rate Note (Perpetual)	$3,228,022
475,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	496,223
2,375,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	2,339,375
6,000,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	6,157,500
3,675,000	5.88	Wells Fargo & Company, Floating Rate Note (Perpetual)	3,873,818
			$16,094,938
		Total Banks	$16,094,938
		Diversified Financials - 3.8%
		Specialized Finance - 2.0%
5,825,000		Fly Leasing, Ltd., 6.375%, 10/15/21	$5,635,688
1,515,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	1,302,900
10,350,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	9,133,875
1,820,000		Nationstar Mortgage LLC, 6.5%, 8/1/18	1,756,300
3,100,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	3,131,000
			$20,959,763
		Consumer Finance - 1.1%
2,000,000		Ally Financial, Inc., 4.625%, 3/30/25	$1,945,000
1,250,000		Ally Financial, Inc., 4.625%, 5/19/22	1,250,000
2,905,000		Ally Financial, Inc., 5.75%, 11/20/25	2,897,738
3,875,000	5.55	Capital One Financial Corp., Floating Rate Note (Perpetual)	3,853,203
3,265,000		TMX Finance LLC, 8.5%, 9/15/18 (144A)	2,350,800
			$12,296,741
		Investment Banking & Brokerage - 0.4%
4,325,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	$4,279,047
		Diversified Capital Markets - 0.3%
3,740,000		Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	$3,510,925
		Total Diversified Financials	$41,046,476
		Insurance - 5.1%
		Life & Health Insurance - 0.6%
2,310,000		CNO Financial Group, Inc., 4.5%, 5/30/20	$2,367,750
4,200,000	5.65	Voya Financial, Inc., Floating Rate Note, 5/15/53	4,074,000
			$6,441,750
		Reinsurance - 4.5%
500,000	6.12	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	$512,400
4,064,365		Altair Re, Variable Rate Notes, 6/30/16 (d)(f)	165,013
1,948,129		Altair Re, Variable Rate Notes, 6/30/17 (d)(f)	772,238
1,000,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (d)(f)	1,100,900
200,000		Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d)(f)	202,000
1,000,000		Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d)(f)	1,010,000
3,600,000		Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (d)(f)	3,616,920
1,200,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (d)(f)	1,199,640
1,100,000		Eden Re II, Ltd., 4/23/19 (144A) (d)(f)	1,105,500
2,400,000		Gleneagles Segregated Account (Kane SAC Ltd), Variable Rate Notes, 11/30/20 (d)(f)	2,423,040
4,500,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (d)(f)	4,528,350
1,000,000	3.92	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (144A) (d)(f)	979,000
1,000,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (d)(f)	1,000,400
1,250,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (d)(f)	1,252,875
500,000		Lahinch Re, Variable Rate Notes, 6/15/16 (d)(f)	505,200
2,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(f)	2,961,400
5,800,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d)(f)	6,187,440
4,200,000		Pangaea Re, Variable Rate Notes, 11/30/20 (d)(f)	4,229,400
5,120,000		Pangaea Re, Variable Rate Notes, 7/1/18 (d)(f)	92,160
1,500,000		Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (d)(f)	1,674,450
1,200,000	4.30	Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)	1,201,800
8,310		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (d)(f)	268,120
1,550,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d)(f)	1,573,250
2,152		Sector Re V, Ltd., Variable Rate Notes, 3/30/19 (144A) (d)(f)	22,151
2,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (d)(f)	18,800
2,700,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d)(f)	2,724,300
2,450,000		St. Andrew Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d)(f)	2,471,805
4,000,000		Versutus 2016 Class A-1, Variable Rate Notes, 11/30/20 (d)(f)	4,020,800
			$47,819,352
		Total Insurance	$54,261,102
		Real Estate - 1.1%
		Specialized REIT - 0.9%
3,356,544		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$2,819,497
5,465,000		Equinix, Inc., 5.375%, 4/1/23	5,656,275
1,410,000		Iron Mountain, Inc., 5.75%, 8/15/24	1,392,375
			$9,868,147
		Real Estate Services - 0.2%
1,480,000		Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,413,400
		Total Real Estate	$11,281,547
		Software & Services - 2.6%
		Internet Software & Services - 1.2%
3,400,000		Bankrate, Inc., 6.125%, 8/15/18 (144A)	$3,417,000
3,475,000		Cimpress NV, 7.0%, 4/1/22 (144A)	3,292,562
6,085,000		j2 Global, Inc., 8.0%, 8/1/20	6,389,250
			$13,098,812
		Data Processing & Outsourced Services - 1.1%
2,350,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$2,367,625
5,000,000		First Data Corp., 5.75%, 1/15/24 (144A)	4,962,500
1,830,000		First Data Corp., 7.0%, 12/1/23 (144A)	1,843,725
3,688,000		NeuStar, Inc., 4.5%, 1/15/23	3,024,160
			$12,198,010
		Home Entertainment Software - 0.3%
2,410,000		Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$2,578,700
		Total Software & Services	$27,875,522
		Technology Hardware & Equipment - 0.2%
		Communications Equipment - 0.2%
1,890,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	$1,838,025
		Total Technology Hardware & Equipment	$1,838,025
		Semiconductors & Semiconductor Equipment - 0.8%
		Semiconductor Equipment - 0.4%
4,250,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$4,313,750
		Semiconductors - 0.4%
640,000		Advanced Micro Devices, Inc., 6.75%, 3/1/19	$436,800
820,000		Advanced Micro Devices, Inc., 7.0%, 7/1/24	508,400
2,355,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	1,907,550
1,825,000		Micron Technology, Inc., 5.875%, 2/15/22	1,624,250
			$4,477,000
		Total Semiconductors & Semiconductor Equipment	$8,790,750
		Telecommunication Services - 6.5%
		Integrated Telecommunication Services - 3.6%
3,625,000		CenturyLink, Inc., 5.8%, 3/15/22	$3,353,125
3,300,000		CenturyLink, Inc., 6.45%, 6/15/21	3,215,454
8,858,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	9,013,015
9,401,000		Frontier Communications Corp., 8.5%, 4/15/20	9,318,741
3,100,000		Frontier Communications Corp., 8.75%, 4/15/22	2,790,000
530,000		Frontier Communications Corp., 8.875%, 9/15/20 (144A)	531,988
7,030,000		Windstream Corp., 7.5%, 6/1/22	5,413,100
2,975,000		Windstream Services LLC, 6.375%, 8/1/23	2,149,438
3,460,000		Windstream Services LLC, 7.75%, 10/15/20	2,863,150
			$38,648,011
		Wireless Telecommunication Services - 2.9%
1,840,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,807,800
1,375,000		Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	1,381,875
20,345,000		Sprint Corp., 7.25%, 9/15/21	14,648,404
1,210,000		T-Mobile USA, Inc., 6.5%, 1/15/26	1,210,000
4,300,000		T-Mobile USA, Inc., 6.542%, 4/28/20	4,429,000
1,635,000		T-Mobile USA, Inc., 6.633%, 4/28/21	1,690,181
2,000,000		T-Mobile USA, Inc., 6.731%, 4/28/22	2,052,500
3,350,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)	3,429,048
			$30,648,808
		Total Telecommunication Services	$69,296,819
		Utilities - 2.3%
		Electric Utilities - 1.0%
2,200,000		ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$1,974,500
7,360,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	5,630,400
3,975,000		Talen Energy Supply LLC, 6.5%, 6/1/25	2,703,000
			$10,307,900
		Gas Utilities - 0.4%
1,850,000		Ferrellgas LP, 6.5%, 5/1/21	$1,459,188
3,585,000		Ferrellgas LP, 6.75%, 1/15/22	2,823,188
			$4,282,376
		Independent Power Producers & Energy Traders - 0.9%
1,650,000		AES Corp. Virginia, 5.5%, 3/15/24	$1,482,938
2,850,000		NRG Energy, Inc., 6.25%, 5/1/24	2,272,875
4,700,000		NRG Energy, Inc., 7.625%, 1/15/18	4,747,000
1,265,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	1,008,838
			$9,511,651
		Total Utilities	$24,101,927
		TOTAL CORPORATE BONDS
		(Cost $761,774,643)	$661,780,571

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
5,000,000	0.35	U.S. Treasury Note, Floating Rate Note, 1/31/16	$5,000,000
5,000,000	0.36	U.S. Treasury Note, Floating Rate Note, 10/31/16	4,999,770
5,000,000	0.37	U.S. Treasury Note, Floating Rate Note, 4/30/16	5,000,355
5,000,000	0.38	U.S. Treasury Note, Floating Rate Note, 7/31/16	5,000,480
5,000,000	0.58	U.S. Treasury Note, Floating Rate Note, 1/31/18	5,003,100
			$25,003,705
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $25,001,724)	$25,003,705

		SENIOR FLOATING RATE LOAN INTERESTS - 6.6%**
		Energy - 0.2%
		Oil & Gas Drilling - 0.2%
3,863,910	7.50	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21	$2,221,748
		Total Energy	$2,221,748
		Materials - 0.2%
		Specialty Chemicals - 0.1%
1,408,567	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$1,398,128
		Diversified Metals & Mining - 0.1%
527,303	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$368,453
		Total Materials	$1,766,581
		Commercial Services & Supplies - 0.3%
		Environmental & Facilities Services - 0.1%
611,188	4.00	WCA Waste Corp., Term Loan, 3/23/18	$605,840
		Diversified Support Services - 0.0%+
417,758	5.47	IAP Worldwide Services, Inc., Term Loan, 7/18/19	$419,847
		Security & Alarm Services - 0.2%
2,673,469	4.25	Monitronics International, Inc., Term B Loan, 3/23/18	$2,593,265
		Total Commercial Services & Supplies	$3,618,952
		Automobiles & Components - 0.8%
		Auto Parts & Equipment - 0.8%
7,349	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$7,333
1,935,499	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	1,884,692
6,958,439	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	6,680,101
			$8,572,126
		Total Automobiles & Components	$8,572,126
		Media - 0.9%
		Advertising - 0.2%
1,963,091	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	$1,785,801
		Broadcasting - 0.1%
1,398,991	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$1,368,534
		Cable & Satellite - 0.5%
5,725,000	0.00	Charter Communications Operating LLC, First Lien Bridge Loan, 5/26/16	$5,725,000
		Movies & Entertainment - 0.1%
546,203	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18	$544,838
		Total Media	$9,424,173
		Retailing - 0.6%
		Automotive Retail - 0.6%
6,655,375	5.75	CWGS Group LLC, Term Loan, 2/20/20	$6,613,779
		Total Retailing	$6,613,779
		Food & Staples Retailing - 0.0%
		Food Distributors - 0.0%
8,411	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$8,411
		Total Food & Staples Retailing	$8,411
		Health Care Equipment & Services - 1.1%
		Health Care Equipment - 0.2%
2,367,663	4.50	Kinetic Concepts, Inc., Term DTL-E1 loan, 5/4/18	$2,309,458
		Health Care Services - 0.8%
1,156,815	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	$1,070,054
719,020	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21	716,324
2,053,542	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	1,755,779
1,232,125	6.50	BioScrip, Inc., Term Loan, 7/31/20	1,053,467
2,544,675	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	2,508,095
1,348,778	4.50	National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22	1,311,266
			$8,414,985
		Managed Health Care - 0.1%
721,714	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e)	$396,943
524,682	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)	288,575
			$685,518
		Total Health Care Equipment & Services	$11,409,961
		Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
		Biotechnology - 0.6%
7,422,700	7.04	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22	$6,828,884
		Total Pharmaceuticals, Biotechnology & Life Sciences	$6,828,884
		Diversified Financials - 0.3%
		Investment Banking & Brokerage - 0.3%
3,430,000	8.61	Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23	$3,363,458
		Total Diversified Financials	$3,363,458
		Insurance - 0.0%+
		Multi-line Insurance - 0.0%+
367,837	4.50	Alliant Holdings I LLC, Initial Term Loan, 7/28/22	$358,986
		Total Insurance	$358,986
		Software & Services - 0.7%
		IT Consulting & Other Services - 0.2%
1,970,000	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	$1,475,038
		Application Software - 0.5%
4,813,691	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$4,789,622
668,841	4.25	Vertafore, Inc., Term Loan (2013), 10/3/19	665,198
			$5,454,820
		Total Software & Services	$6,929,858
		Telecommunication Services - 0.9%
		Integrated Telecommunication Services - 0.9%
5,000,000	0.00	Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22	$4,935,415
5,100,408	3.50	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23	5,002,297
			$9,937,712
		Total Telecommunication Services	$9,937,712
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $75,498,314)	$71,054,629
Shares
		RIGHTS / WARRANTS - 0.0%+
		Health Care Equipment & Services - 0.0%+
		Health Care Services - 0.0%+
2,136		Bioscrip, Inc., Warrants Class A (c)	$-
2,136		Bioscrip, Inc., Warrants Class B (c)	-
			$-
		Total Health Care Equipment & Services	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$-
Principal Amount ($)
		TEMPORARY CASH INVESTMENTS - 1.8%
		Commercial Paper - 1.8%
3,500,000		Barclays Commercial Paper , 2/1/16 (g)	$3,499,908
2,665,000		BNP Paribas SA Commercial Paper, 2/1/16 (g)	2,664,923
2,665,000		Duke Energy Corp., Commercial Paper, 2/1/16 (g)	2,664,906
2,650,000		Mondelez Commercial Paper, 2/1/16 (g)	2,649,906
2,665,000		Prudential Funding LLC Commercial Paper, 2/1/16 (g)	2,664,934
4,600,000		Total Fina Elf S.p.A Commercial Paper, 2/1/16 (g)	4,599,887
			$18,744,464
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $18,745,000)	$18,744,464

		TOTAL INVESTMENT IN SECURITIES - 97.1%
		(Cost $1,167,511,737) (a)	$1,040,722,020

		OTHER ASSETS & LIABILITIES - 2.9%	$31,042,847

		TOTAL NET ASSETS - 100.0%	$1,071,764,867

*		Non-income producing security.

+		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe or Event Linked Bond. At January 31, 2016, the value of these securities amounted to $1,714,200, or 0.2% of total net assets.

(Perpetual)		Security with no stated maturity date.

REMICS		Real Estate Mortgage Investment Conduits.

(PIK)		Represents a pay-in-kind security.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2016, the value of these securities amounted to $268,908,213 or 25.1% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv)
other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

		At January 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,167,511,737 was as follows:

(a)		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 44,505,887

		Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(171,295,604)

		Net unrealized depreciation	$ (126,789,717)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

(d)		Rate to be determined

(e)		Security is in default.

(f)		Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $46,188,902 or 4.3% of total net assets.

(g)		Security issued with a zero coupon. Income is recognized through accretion of discount.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Received	Unrealized Depreciation
27,629,015		Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	12/20/19	$1,879,644	$(738,350)
6,040,000		Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	12/20/20	139,524	(146,162)
								$2,019,168	$(884,512)
	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$123,315,220	$-	$123,315,220
Preferred Stocks
Transportation
Air Freight & Logistics	-	2,223,022	-	2,223,022
Insurance
Reinsurance	-	-	83,750	83,750
All Other Preferred Stocks	16,123,145	-	-	16,123,145
Convertible Preferred Stocks
Energy
Oil & Gas Exploration & Production	-	53,964	-	53,964
Consumer Durables & Apparel
Home Furnishings	-	13,048,750	-	13,048,750
Health Care Equipment & Services
Health Care Services	-	-	56,706	56,706
Health Care Facilities	-	1,279,950	-	1,279,950
All Other Convertible Preferred Stocks	6,374,264	-	-	6,374,264
Common Stock
Capital Goods
Industrial Machinery	-	-	737	737
Commercial Services & Supplies
Diversified Support Services	-	106,030	-	106,030
Transportation
Air Freight & Logistics	-	1,026,927	-	1,026,927
Consumer Services
Education Services	-	272,337	-	272,337
All Other Common Stocks	70,213,847	-	-	70,213,847
Asset Backed Securities	-	1,171,703	-	1,171,703
Collateralized Mortgage Obligations	-	28,788,299	-	28,788,299
Corporate Bonds
Capital Goods
Industrial Machinery	-	-	992,164	992,164
Insurance
Reinsurance	-	4,946,475	42,872,877	47,819,352
All Other Corporate Bonds	-	612,969,055	-	612,969,055
U.S. Government Agency Obligations	-	25,003,705	-	25,003,705
Senior Floating Rate Loan Interests	-	71,054,629	-	71,054,629
Commercial Paper	-	18,744,464	-	18,744,464
Total	$92,711,256	$904,004,530	$44,006,234	$1,040,722,020

Other Financial Instruments
Unrealized appreciation on futures contracts	$871,420	$-	$-	$871,420
Unrealized depreciation on swap contracts	-	(884,512)	-	(884,512)
Total Other Financial Instruments	$-	$(884,512)	$-	$(884,512)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Preferred Stocks	Convertible Preferred Stocks	Common Stocks	Corporate Bonds	Total

	Balance as of 10/31/15	$83,750	$58,827	$737	$57,024,299	$57,167,613
	Realized gain (loss)1	-	-	-	475	475
	Change in unrealized appreciation (depreciation)2	-	(2,121)	-	(5,581,941)	(5,584,062)
	Purchases	-	-	-	27,700,000	27,700,000
	Sales	-	-	-	(35,277,792)	(35,277,792)
	Transfers in to Level 3*	-	-	-	-	-
	Transfers out of Level 3*	-	-	-	-	-
	Balance as of 1/31/16	$83,750	$56,706	$737	$43,865,041	$44,006,234

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2016, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/16	$(1,739,960)

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.